Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Health Care Trend Rates

	December 31,
Health Care Trend Rates	2018	2017
Initial	6.25%	6.50%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2024	2024

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets

PSO	Pension Plans		OPEB
	2018	2017	2018	2017
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$276.6	$266.7	$69.4	$77.6
Service Cost	7.0	6.4	0.7	0.7
Interest Cost	9.9	10.7	2.5	3.2
Actuarial (Gain) Loss	(18.9)	10.1	(5.6)	(7.5)
Benefit Payments	(20.8)	(17.3)	(6.7)	(6.9)
Participant Contributions	—	—	2.0	2.3
Benefit Obligation as of December 31,	$253.8	$276.6	$62.3	$69.4

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$287.8	$266.0	$95.5	$86.4
Actual Gain (Loss) on Plan Assets	(5.9)	33.6	(9.2)	13.7
Company Contributions	0.1	5.5	2.7	—
Participant Contributions	—	—	2.0	2.3
Benefit Payments	(20.8)	(17.3)	(6.7)	(6.9)
Fair Value of Plan Assets as of December 31,	$261.2	$287.8	$84.3	$95.5

Funded Status as of December 31,	$7.4	$11.2	$22.0	$26.1

AEP Texas	Pension Plans		OPEB
	2018	2017	2018	2017
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$441.3	$421.7	$107.1	$120.4
Service Cost	9.2	8.6	0.9	0.9
Interest Cost	16.0	17.1	3.8	4.9
Actuarial (Gain) Loss	(20.9)	25.6	(8.3)	(11.9)
Benefit Payments	(36.3)	(31.7)	(10.7)	(10.8)
Participant Contributions	—	—	3.1	3.6
Benefit Obligation as of December 31,	$409.3	$441.3	$95.9	$107.1

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$455.9	$416.6	$147.3	$134.1
Actual Gain (Loss) on Plan Assets	(9.3)	61.8	(14.6)	20.4
Company Contributions	0.4	9.2	4.8	—
Participant Contributions	—	—	3.1	3.6
Benefit Payments	(36.3)	(31.7)	(10.7)	(10.8)
Fair Value of Plan Assets as of December 31,	$410.7	$455.9	$129.9	$147.3

Funded Status as of December 31,	$1.4	$14.6	$34.0	$40.2

I&M	Pension Plans		OPEB
	2018	2017	2018	2017
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$624.3	$611.6	$153.5	$167.6
Service Cost	13.6	14.0	1.6	1.6
Interest Cost	22.1	24.3	5.4	6.9
Actuarial (Gain) Loss	(53.9)	10.8	(10.6)	(12.0)
Benefit Payments	(39.1)	(36.4)	(16.2)	(15.6)
Participant Contributions	—	—	4.5	4.9
Medicare Subsidy	—	—	0.1	0.1
Benefit Obligation as of December 31,	$567.0	$624.3	$138.3	$153.5

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$636.7	$586.1	$211.1	$186.6
Actual Gain (Loss) on Plan Assets	(13.8)	74.0	(12.1)	35.2
Company Contributions	—	13.0	—	—
Participant Contributions	—	—	4.5	4.9
Benefit Payments	(39.1)	(36.4)	(16.2)	(15.6)
Fair Value of Plan Assets as of December 31,	$583.8	$636.7	$187.3	$211.1

Funded Status as of December 31,	$16.8	$12.4	$49.0	$57.6

AEP	Pension Plans		OPEB
	2018	2017	2018	2017
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$5,215.8	$5,085.8	$1,332.0	$1,447.4
Service Cost	97.6	96.5	11.6	11.2
Interest Cost	187.8	203.1	47.4	59.3
Actuarial (Gain) Loss	(306.3)	182.4	(100.1)	(97.5)
Benefit Payments	(384.6)	(352.0)	(133.6)	(128.6)
Participant Contributions	—	—	36.5	39.5
Medicare Subsidy	—	—	0.7	0.7
Benefit Obligation as of December 31,	$4,810.3	$5,215.8	$1,194.5	$1,332.0

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$5,174.1	$4,827.3	$1,732.5	$1,545.9
Actual Gain (Loss) on Plan Assets	(104.9)	600.0	(118.3)	271.6
Company Contributions (a)	11.3	98.8	17.1	4.1
Participant Contributions	—	—	36.5	39.5
Benefit Payments	(384.6)	(352.0)	(133.6)	(128.6)
Fair Value of Plan Assets as of December 31,	$4,695.9	$5,174.1	$1,534.2	$1,732.5

Funded (Underfunded) Status as of December 31,	$(114.4)	$(41.7)	$339.7	$400.5

(a)
Contributions to the qualified pension plan were $0 and $93 million for the years ended December 31, 2018 and 2017, respectively. Contributions to the nonqualified pension plans were $11 million and $6 million for the years ended December 31, 2018 and 2017, respectively.

SWEPCo	Pension Plans		OPEB
	2018	2017	2018	2017
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$314.6	$296.6	$80.3	$86.9
Service Cost	9.3	8.7	0.9	0.9
Interest Cost	11.3	12.3	2.8	3.6
Actuarial (Gain) Loss	(19.2)	16.3	(5.9)	(6.2)
Benefit Payments	(24.6)	(19.3)	(7.7)	(7.4)
Participant Contributions	—	—	2.3	2.5
Benefit Obligation as of December 31,	$291.4	$314.6	$72.7	$80.3

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$311.7	$287.3	$110.4	$96.8
Actual Gain (Loss) on Plan Assets	(7.3)	34.6	(9.2)	18.5
Company Contributions	1.2	9.1	2.7	—
Participant Contributions	—	—	2.3	2.5
Benefit Payments	(24.6)	(19.3)	(7.7)	(7.4)
Fair Value of Plan Assets as of December 31,	$281.0	$311.7	$98.5	$110.4

Funded (Underfunded) Status as of December 31,	$(10.4)	$(2.9)	$25.8	$30.1

OPCo	Pension Plans		OPEB
	2018	2017	2018	2017
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$501.1	$492.9	$144.3	$164.0
Service Cost	7.7	7.5	0.9	0.9
Interest Cost	17.7	19.4	5.1	6.7
Actuarial (Gain) Loss	(36.6)	13.1	(9.4)	(16.6)
Benefit Payments	(36.0)	(31.8)	(15.8)	(15.5)
Participant Contributions	—	—	4.3	4.7
Medicare Subsidy	—	—	0.1	0.1
Benefit Obligation as of December 31,	$453.9	$501.1	$129.5	$144.3

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$509.1	$473.8	$198.5	$182.6
Actual Gain (Loss) on Plan Assets	(7.0)	58.9	(11.6)	26.7
Company Contributions	—	8.2	—	—
Participant Contributions	—	—	4.3	4.7
Benefit Payments	(36.0)	(31.8)	(15.8)	(15.5)
Fair Value of Plan Assets as of December 31,	$466.1	$509.1	$175.4	$198.5

Funded Status as of December 31,	$12.2	$8.0	$45.9	$54.2

APCo	Pension Plans		OPEB
	2018	2017	2018	2017
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$665.0	$654.0	$236.5	$255.6
Service Cost	9.3	9.4	1.1	1.1
Interest Cost	23.5	25.7	8.2	10.6
Actuarial (Gain) Loss	(49.2)	15.7	(21.9)	(13.4)
Benefit Payments	(45.5)	(39.8)	(24.7)	(24.3)
Participant Contributions	—	—	6.1	6.7
Medicare Subsidy	—	—	0.2	0.2
Benefit Obligation as of December 31,	$603.1	$665.0	$205.5	$236.5

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$651.7	$606.4	$273.4	$246.9
Actual Gain (Loss) on Plan Assets	(12.9)	74.9	(18.7)	41.6
Company Contributions	—	10.2	2.3	2.5
Participant Contributions	—	—	6.1	6.7
Benefit Payments	(45.5)	(39.8)	(24.7)	(24.3)
Fair Value of Plan Assets as of December 31,	$593.3	$651.7	$238.4	$273.4

Funded (Underfunded) Status as of December 31,	$(9.8)	$(13.3)	$32.9	$36.9

Benefit Amounts Recognized on the Balance Sheets

	Pension Plans		OPEB
	December 31,
AEP	2018	2017	2018	2017
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$36.3	$392.2	$463.0
Other Current Liabilities – Accrued Short-term Benefit Liability	(5.7)	(6.2)	(2.8)	(3.2)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(108.7)	(71.8)	(49.7)	(59.3)
Funded (Underfunded) Status	$(114.4)	$(41.7)	$339.7	$400.5

	Pension Plans		OPEB
	December 31,
AEP Texas	2018	2017	2018	2017
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$5.2	$18.6	$34.0	$40.2
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.4)	(0.4)	—	—
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(3.4)	(3.6)	—	—
Funded Status	$1.4	$14.6	$34.0	$40.2

	Pension Plans		OPEB
	December 31,
I&M	2018	2017	2018	2017
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$18.0	$13.4	$49.0	$57.6
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(1.2)	(1.0)	—	—
Funded Status	$16.8	$12.4	$49.0	$57.6

	Pension Plans		OPEB
	December 31,
PSO	2018	2017	2018	2017
	(in millions)
Employee Benefits and Pension Assets – Prepaid Benefit Costs	$9.7	$13.9	$22.0	$26.1
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.2)	(0.2)	—	—
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(2.1)	(2.5)	—	—
Funded Status	$7.4	$11.2	$22.0	$26.1

	Pension Plans		OPEB
	December 31,
SWEPCo	2018	2017	2018	2017
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$25.8	$30.1
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.2)	(0.2)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(10.2)	(2.7)	—	—
Funded (Underfunded) Status	$(10.4)	$(2.9)	$25.8	$30.1

	Pension Plans		OPEB
	December 31,
OPCo	2018	2017	2018	2017
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$12.6	$8.4	$45.9	$54.2
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(0.4)	(0.4)	—	—
Funded Status	$12.2	$8.0	$45.9	$54.2

	Pension Plans		OPEB
	December 31,
APCo	2018	2017	2018	2017
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$62.3	$74.6
Other Current Liabilities – Accrued Short-term Benefit Liability	—	—	(2.1)	(2.5)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(9.8)	(13.3)	(27.3)	(35.2)
Funded (Underfunded) Status	$(9.8)	$(13.3)	$32.9	$36.9

Amounts Included in AOCI and Regulatory Assets

(a)
Amounts relate to the re-measurement of Deferred Income Taxes as a result of Tax Reform. In accordance with the accounting guidance for “Income Taxes”, re-measurement of Deferred Income Taxes related to AOCI must flow through the statement of income.

SWEPCo	Pension Plans		OPEB
	December 31,
	2018	2017	2018	2017
Components	(in millions)
Net Actuarial Loss	$97.4	$97.4	$33.9	$24.7
Prior Service Credit	—	—	(26.2)	(31.4)

Recorded as
Regulatory Assets	$97.4	$97.4	$4.9	$(3.7)
Deferred Income Taxes	—	—	0.7	(0.6)
Net of Tax AOCI	—	—	2.1	(2.0)
Income Tax Expense (a)	—	—	—	(0.4)

AEP Texas	Pension Plans		OPEB
	December 31,
	2018	2017	2018	2017
Components	(in millions)
Net Actuarial Loss	$182.0	$175.2	$38.0	$23.9
Prior Service Credit	—	—	(29.5)	(35.4)

Recorded as
Regulatory Assets	$168.2	$161.4	$8.7	$(10.2)
Deferred Income Taxes	2.9	2.9	—	(0.3)
Net of Tax AOCI	10.9	8.9	(0.2)	(0.8)
Income Tax Expense (a)	—	2.0	—	(0.2)

PSO	Pension Plans		OPEB
	December 31,
	2018	2017	2018	2017
Components	(in millions)
Net Actuarial Loss	$77.6	$78.8	$28.3	$19.8
Prior Service Credit	—	—	(21.6)	(25.9)

Recorded as
Regulatory Assets	$77.6	$78.8	$6.7	$(6.1)

I&M	Pension Plans		OPEB
	December 31,
	2018	2017	2018	2017
Components	(in millions)
Net Actuarial Loss	$80.6	$94.9	$54.7	$42.0
Prior Service Credit	—	—	(47.4)	(56.9)

Recorded as
Regulatory Assets	$78.4	$91.8	$6.5	$(14.0)
Deferred Income Taxes	0.5	0.7	0.2	(0.2)
Net of Tax AOCI	1.7	2.0	0.6	(0.6)
Income Tax Expense (a)	—	0.4	—	(0.1)

OPCo	Pension Plans		OPEB
	December 31,
	2018	2017	2018	2017
Components	(in millions)
Net Actuarial Loss	$180.7	$189.6	$35.5	$22.6
Prior Service Credit	—	—	(34.7)	(41.6)

Recorded as
Regulatory Assets	$180.7	$189.6	$0.8	$(19.0)

AEP	Pension Plans		OPEB
	December 31,
	2018	2017	2018	2017
Components	(in millions)
Net Actuarial Loss	$1,355.2	$1,354.2	$419.8	$309.9
Prior Service Credit	—	—	(347.2)	(416.3)

Recorded as
Regulatory Assets	$1,267.9	$1,271.3	$52.5	$(82.4)
Deferred Income Taxes	18.4	17.4	4.2	(5.0)
Net of Tax AOCI	68.9	53.9	15.9	(15.6)
Income Tax Expense (a)	—	11.6	—	(3.4)

APCo	Pension Plans		OPEB
	December 31,
	2018	2017	2018	2017
Components	(in millions)
Net Actuarial Loss	$172.2	$182.5	$58.9	$48.0
Prior Service Credit	—	—	(50.4)	(60.4)

Recorded as
Regulatory Assets	$169.6	$179.9	$2.6	$(11.1)
Deferred Income Taxes	0.5	0.5	1.2	(0.3)
Net of Tax AOCI	2.1	1.7	4.7	(0.8)
Income Tax Expense (a)	—	0.4	—	(0.2)

Components of Change in Amounts Included in AOCI and Regulatory Assets

APCo	Pension Plans		OPEB
	2018	2017	2018	2017
Components	(in millions)
Actuarial (Gain) Loss During the Year	$0.3	$(23.3)	$12.8	$(38.6)
Amortization of Actuarial Loss	(10.6)	(10.4)	(1.9)	(6.3)
Amortization of Prior Service Credit (Cost)	—	(0.2)	10.0	10.1
Change for the Year Ended December 31,	$(10.3)	$(33.9)	$20.9	$(34.8)

PSO	Pension Plans		OPEB
	2018	2017	2018	2017
Components	(in millions)
Actuarial (Gain) Loss During the Year	$3.2	$(7.9)	$9.0	$(15.5)
Amortization of Actuarial Loss	(4.4)	(4.3)	(0.5)	(2.0)
Amortization of Prior Service Credit	—	—	4.3	4.3
Change for the Year Ended December 31,	$(1.2)	$(12.2)	$12.8	$(13.2)

SWEPCo	Pension Plans		OPEB
	2018	2017	2018	2017
Components	(in millions)
Actuarial (Gain) Loss During the Year	$5.5	$(1.5)	$9.8	$(18.4)
Amortization of Actuarial Loss	(5.5)	(4.9)	(0.6)	(2.3)
Amortization of Prior Service Credit (Cost)	—	(0.1)	5.2	5.2
Change for the Year Ended December 31,	$—	$(6.5)	$14.4	$(15.5)

AEP Texas	Pension Plans		OPEB
	2018	2017	2018	2017
Components	(in millions)
Actuarial (Gain) Loss During the Year	$14.0	$(11.1)	$14.9	$(23.6)
Amortization of Actuarial Loss	(7.2)	(7.0)	(0.8)	(3.2)
Amortization of Prior Service Credit	—	—	5.9	5.8
Change for the Year Ended December 31,	$6.8	$(18.1)	$20.0	$(21.0)

I&M	Pension Plans		OPEB
	2018	2017	2018	2017
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(4.5)	$(28.6)	$13.9	$(34.9)
Amortization of Actuarial Loss	(9.8)	(9.7)	(1.2)	(4.4)
Amortization of Prior Service Credit (Cost)	—	(0.2)	9.5	9.4
Change for the Year Ended December 31,	$(14.3)	$(38.5)	$22.2	$(29.9)

OPCo	Pension Plans		OPEB
	2018	2017	2018	2017
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(0.9)	$(18.0)	$14.0	$(31.3)
Amortization of Actuarial Loss	(8.0)	(7.8)	(1.1)	(4.3)
Amortization of Prior Service Credit (Cost)	—	(0.1)	6.9	6.9
Change for the Year Ended December 31,	$(8.9)	$(25.9)	$19.8	$(28.7)

AEP	Pension Plans		OPEB
	2018	2017	2018	2017
Components	(in millions)
Actuarial (Gain) Loss During the Year	$88.8	$(132.8)	$120.4	$(267.8)
Amortization of Actuarial Loss	(87.8)	(82.8)	(10.5)	(36.7)
Amortization of Prior Service Credit (Cost)	—	(1.0)	69.1	69.1
Change for the Year Ended December 31,	$1.0	$(216.6)	$179.0	$(235.4)

Allocated Assets of Investments

	Pension Plan		OPEB
	December 31,
Company	2018	2017	2018	2017
AEP Texas	8.7%	8.8%	8.5%	8.5%
APCo	12.6%	12.6%	15.5%	15.8%
I&M	12.4%	12.3%	12.2%	12.2%
OPCo	9.9%	9.8%	11.4%	11.5%
PSO	5.6%	5.6%	5.5%	5.5%
SWEPCo	6.0%	6.0%	6.4%	6.4%

Accumulated Benefit Obligation

Accumulated Benefit Obligation	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,560.7	$393.2	$588.3	$536.3	$438.3	$238.0	$271.6
Nonqualified Pension Plans	64.9	3.6	0.2	0.6	0.2	2.2	1.2
Total as of December 31, 2018	$4,625.6	$396.8	$588.5	$536.9	$438.5	$240.2	$272.8

Accumulated Benefit Obligation	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,951.3	$421.4	$648.0	$592.4	$483.4	$256.9	$289.4
Nonqualified Pension Plans	73.9	3.8	0.2	0.4	0.1	2.7	2.2
Total as of December 31, 2017	$5,025.2	$425.2	$648.2	$592.8	$483.5	$259.6	$291.6

Underfunded Projected Benefit Obligation

	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,810.3	$3.8	$603.1	$1.2	$0.4	$2.3	$291.4
Fair Value of Plan Assets	4,695.9	—	593.3	—	—	—	281.0
Underfunded Projected Benefit Obligation as of December 31, 2018	$(114.4)	$(3.8)	$(9.8)	$(1.2)	$(0.4)	$(2.3)	$(10.4)

	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$78.0	$4.0	$665.0	$1.0	$0.4	$2.7	$314.6
Fair Value of Plan Assets	—	—	651.7	—	—	—	311.7
Underfunded Projected Benefit Obligation as of December 31, 2017	$(78.0)	$(4.0)	$(13.3)	$(1.0)	$(0.4)	$(2.7)	$(2.9)

Underfunded Accumulated Benefit Obligation

	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Accumulated Benefit Obligation	$64.9	$3.6	$0.2	$0.6	$0.2	$2.2	$1.2
Fair Value of Plan Assets	—	—	—	—	—	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2018	$(64.9)	$(3.6)	$(0.2)	$(0.6)	$(0.2)	$(2.2)	$(1.2)

	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Accumulated Benefit Obligation	$73.9	$3.8	$0.2	$0.4	$0.1	$2.7	$2.2
Fair Value of Plan Assets	—	—	—	—	—	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2017	$(73.9)	$(3.8)	$(0.2)	$(0.4)	$(0.1)	$(2.7)	$(2.2)

Estimated Contributions and Payments to the Pension and OPEB Plans

Company	Pension Plans	OPEB
	(in millions)
AEP	$98.7	$4.5
AEP Texas	8.0	0.1
APCo	7.7	2.1
I&M	1.1	—
OPCo	0.5	—
PSO	0.2	—
SWEPCo	7.9	—

Estimated Payments Expected to be Made by the Pension and OPEB Plans

Pension Plans	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2019	$339.8	$30.8	$43.4	$36.2	$34.3	$19.0	$21.4
2020	344.2	34.3	42.8	36.4	34.5	19.5	21.8
2021	354.2	34.9	43.4	37.5	34.0	21.2	22.9
2022	357.3	33.5	43.6	38.9	33.9	20.4	23.8
2023	364.1	34.9	44.2	40.3	34.7	23.1	24.0
Years 2024 to 2028, in Total	1,808.2	164.7	220.2	210.6	163.3	102.5	120.5

OPEB Benefit Payments	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2019	$122.0	$10.0	$22.0	$14.8	$14.5	$6.3	$7.1
2020	126.5	10.5	22.5	15.4	14.8	6.8	7.5
2021	127.1	10.7	22.2	15.7	14.8	6.8	7.8
2022	127.2	10.9	22.1	15.7	14.7	7.0	8.0
2023	126.3	10.9	21.6	15.6	14.5	7.1	8.1
Years 2024 to 2028, in Total	618.8	53.6	103.4	75.6	69.1	34.9	41.5

OPEB Medicare Subsidy Receipts	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2019	$0.2	$—	$0.2	$—	$—	$—	$—
2020	0.2	—	0.2	—	—	—	—
2021	0.3	—	0.2	—	—	—	—
2022	0.3	—	0.2	—	—	—	—
2023	0.3	—	0.2	—	—	—	—
Years 2024 to 2028, in Total	1.5	—	0.7	—	—	—	—

Components of Net Periodic Benefit Cost

AEP	Pension Plans			OPEB
	Years Ended December 31,
	2018	2017	2016	2018	2017	2016
	(in millions)
Service Cost	$97.6	$96.5	$85.8	$11.6	$11.2	$10.2
Interest Cost	187.8	203.1	211.6	47.4	59.3	60.9
Expected Return on Plan Assets	(290.3)	(284.8)	(280.3)	(102.2)	(101.3)	(107.0)
Amortization of Prior Service Cost (Credit)	—	1.0	2.3	(69.1)	(69.1)	(69.0)
Amortization of Net Actuarial Loss	85.2	82.8	83.8	10.5	36.7	31.4
Settlements	2.6	—	—	—	—	—
Net Periodic Benefit Cost (Credit)	82.9	98.6	103.2	(101.8)	(63.2)	(73.5)
Capitalized Portion	(41.1)	(39.9)	(37.8)	(4.9)	25.6	26.9
Net Periodic Benefit Cost (Credit) Recognized in Expense	$41.8	$58.7	$65.4	$(106.7)	$(37.6)	$(46.6)

AEP Texas	Pension Plans			OPEB
	Years Ended December 31,
	2018	2017	2016	2018	2017	2016
	(in millions)
Service Cost	$9.2	$8.6	$7.5	$0.9	$0.9	$0.7
Interest Cost	16.0	17.1	17.8	3.8	4.9	5.1
Expected Return on Plan Assets	(25.6)	(25.0)	(24.5)	(8.6)	(8.8)	(9.3)
Amortization of Prior Service Cost (Credit)	—	—	0.4	(5.9)	(5.8)	(6.0)
Amortization of Net Actuarial Loss	7.2	7.0	7.1	0.8	3.2	2.8
Net Periodic Benefit Cost (Credit)	6.8	7.7	8.3	(9.0)	(5.6)	(6.7)
Capitalized Portion	(4.8)	(4.0)	(3.6)	(0.5)	2.9	3.4
Net Periodic Benefit Cost (Credit) Recognized in Expense	$2.0	$3.7	$4.7	$(9.5)	$(2.7)	$(3.3)

APCo	Pension Plans			OPEB
	Years Ended December 31,
	2018	2017	2016	2018	2017	2016
	(in millions)
Service Cost	$9.3	$9.4	$8.1	$1.1	$1.1	$1.0
Interest Cost	23.5	25.7	27.2	8.2	10.6	10.8
Expected Return on Plan Assets	(36.6)	(35.8)	(35.3)	(16.0)	(16.5)	(17.3)
Amortization of Prior Service Cost (Credit)	—	0.2	0.1	(10.0)	(10.1)	(10.1)
Amortization of Net Actuarial Loss	10.6	10.4	10.8	1.9	6.3	5.4
Net Periodic Benefit Cost (Credit)	6.8	9.9	10.9	(14.8)	(8.6)	(10.2)
Capitalized Portion	(3.8)	(4.0)	(4.1)	(0.5)	3.5	3.9
Net Periodic Benefit Cost (Credit) Recognized in Expense	$3.0	$5.9	$6.8	$(15.3)	$(5.1)	$(6.3)

I&M	Pension Plans			OPEB
	Years Ended December 31,
	2018	2017	2016	2018	2017	2016
	(in millions)
Service Cost	$13.6	$14.0	$12.2	$1.6	$1.6	$1.5
Interest Cost	22.1	24.3	25.3	5.4	6.9	7.0
Expected Return on Plan Assets	(35.7)	(34.6)	(33.6)	(12.3)	(12.2)	(12.9)
Amortization of Prior Service Cost (Credit)	—	0.2	0.1	(9.5)	(9.4)	(9.4)
Amortization of Net Actuarial Loss	9.8	9.7	10.0	1.2	4.4	3.7
Net Periodic Benefit Cost (Credit)	9.8	13.6	14.0	(13.6)	(8.7)	(10.1)
Capitalized Portion	(5.6)	(5.5)	(3.3)	(0.7)	3.5	2.4
Net Periodic Benefit Cost (Credit) Recognized in Expense	$4.2	$8.1	$10.7	$(14.3)	$(5.2)	$(7.7)

OPCo	Pension Plans			OPEB
	Years Ended December 31,
	2018	2017	2016	2018	2017	2016
	(in millions)
Service Cost	$7.7	$7.5	$6.5	$0.9	$0.9	$0.8
Interest Cost	17.7	19.4	20.6	5.1	6.7	7.0
Expected Return on Plan Assets	(28.8)	(27.9)	(27.6)	(11.7)	(11.9)	(13.0)
Amortization of Prior Service Cost (Credit)	—	0.1	0.1	(6.9)	(6.9)	(6.9)
Amortization of Net Actuarial Loss	8.0	7.8	8.1	1.1	4.3	3.8
Net Periodic Benefit Cost (Credit)	4.6	6.9	7.7	(11.5)	(6.9)	(8.3)
Capitalized Portion	(3.6)	(3.3)	(3.4)	(0.4)	3.3	3.7
Net Periodic Benefit Cost (Credit) Recognized in Expense	$1.0	$3.6	$4.3	$(11.9)	$(3.6)	$(4.6)

PSO	Pension Plans			OPEB
	Years Ended December 31,
	2018	2017	2016	2018	2017	2016
	(in millions)
Service Cost	$7.0	$6.4	$6.2	$0.7	$0.7	$0.6
Interest Cost	9.9	10.7	11.2	2.5	3.2	3.3
Expected Return on Plan Assets	(16.1)	(15.6)	(15.5)	(5.6)	(5.6)	(6.1)
Amortization of Prior Service Cost (Credit)	—	—	0.3	(4.3)	(4.3)	(4.3)
Amortization of Net Actuarial Loss	4.4	4.3	4.4	0.5	2.0	1.8
Net Periodic Benefit Cost (Credit)	5.2	5.8	6.6	(6.2)	(4.0)	(4.7)
Capitalized Portion	(2.6)	(2.1)	(2.4)	(0.3)	1.4	1.7
Net Periodic Benefit Cost (Credit) Recognized in Expense	$2.6	$3.7	$4.2	$(6.5)	$(2.6)	$(3.0)

SWEPCo	Pension Plans			OPEB
	Years Ended December 31,
	2018	2017	2016	2018	2017	2016
	(in millions)
Service Cost	$9.3	$8.7	$8.1	$0.9	$0.9	$0.8
Interest Cost	11.3	12.3	12.4	2.8	3.6	3.6
Expected Return on Plan Assets	(17.3)	(17.0)	(16.4)	(6.4)	(6.3)	(6.8)
Amortization of Prior Service Cost (Credit)	—	0.1	0.3	(5.2)	(5.2)	(5.0)
Amortization of Net Actuarial Loss	5.1	4.9	4.8	0.6	2.3	1.9
Settlements	0.4	—	—	—	—	—
Net Periodic Benefit Cost (Credit)	8.8	9.0	9.2	(7.3)	(4.7)	(5.5)
Capitalized Portion	(3.1)	(2.7)	(2.7)	(0.3)	1.4	1.6
Net Periodic Benefit Cost (Credit) Recognized in Expense	$5.7	$6.3	$6.5	$(7.6)	$(3.3)	$(3.9)

Cost for Matching Contributions to the Retirement Savings Plans

	Year Ended December 31,
Company	2018	2017	2016
	(in millions)
AEP	$71.8	$74.6	$72.9
AEP Texas	5.7	6.0	5.2
APCo	7.5	7.4	7.3
I&M	10.5	10.7	10.9
OPCo	6.3	6.1	5.6
PSO	4.5	5.0	4.3
SWEPCo	5.9	6.0	5.7

Benefit Obligations [Member]
Actuarial Assumptions

	Pension Plans		OPEB
	December 31,
Assumption	2018	2017	2018	2017
Discount Rate	4.30%	3.65%	4.30%	3.60%
Interest Crediting Rate	4.00%	4.00%	NA	NA

NA    Not applicable.

	Pension Plans
	December 31,
Assumption – Rate of Compensation Increase (a)	2018	2017
AEP	4.85%	4.80%
AEP Texas	4.95%	4.90%
APCo	4.75%	4.60%
I&M	4.90%	4.85%
OPCo	5.00%	4.95%
PSO	4.90%	4.90%
SWEPCo	4.85%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Benefit Costs [Member]
Actuarial Assumptions

	Pension Plans			OPEB
	Year Ended December 31,
Assumption	2018	2017	2016	2018	2017	2016
Discount Rate	3.65%	4.05%	4.30%	3.60%	4.10%	4.30%
Interest Crediting Rate	4.00%	4.00%	4.00%	NA	NA	NA
Expected Return on Plan Assets	6.00%	6.00%	6.00%	6.00%	6.75%	7.00%

NA    Not applicable.

	Pension Plans
	Year Ended December 31,
Assumption – Rate of Compensation Increase (a)	2018	2017	2016
AEP	4.85%	4.80%	4.75%
AEP Texas	4.95%	4.90%	4.85%
APCo	4.75%	4.60%	4.55%
I&M	4.90%	4.85%	4.80%
OPCo	5.00%	4.95%	4.85%
PSO	4.90%	4.90%	4.90%
SWEPCo	4.85%	4.80%	4.75%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Pension Plans [Member]
Assets within Fair Value Hierarchy

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities (a):
Domestic	$318.6	$—	$—	$—	$318.6	6.2%
International	507.7	—	—	—	507.7	9.8%
Options	—	26.9	—	—	26.9	0.5%
Common Collective Trusts (c)	—	—	—	452.9	452.9	8.7%
Subtotal – Equities	826.3	26.9	—	452.9	1,306.1	25.2%

Fixed Income (a):
United States Government and Agency Securities	—	1,376.5	—	—	1,376.5	26.6%
Corporate Debt	—	1,277.0	—	—	1,277.0	24.7%
Foreign Debt	—	296.9	—	—	296.9	5.7%
State and Local Government	—	31.7	—	—	31.7	0.6%
Other – Asset Backed	—	10.2	—	—	10.2	0.2%
Subtotal – Fixed Income	—	2,992.3	—	—	2,992.3	57.8%

Infrastructure (c)	—	—	—	59.5	59.5	1.2%
Real Estate (c)	—	—	—	290.3	290.3	5.6%
Alternative Investments (c)	—	—	—	446.0	446.0	8.6%
Cash and Cash Equivalents (c)	0.4	35.6	—	21.2	57.2	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	22.7	22.7	0.5%

Total	$826.7	$3,054.8	$—	$1,292.6	$5,174.1	100.0%

(a)	Includes investment securities loaned to borrowers under the securities lending program. See the “Investments Held in Trust for Future Liabilities” section of Note 1 for additional information.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(c)	Amounts in “Other” column represent investments for which fair value is measured using net asset value per share.

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities (a):
Domestic	$277.3	$—	$—	$—	$277.3	5.9%
International	384.1	—	—	—	384.1	8.2%
Options	—	18.3	—	—	18.3	0.4%
Common Collective Trusts (c)	—	—	—	370.1	370.1	7.9%
Subtotal – Equities	661.4	18.3	—	370.1	1,049.8	22.4%

Fixed Income (a):
United States Government and Agency Securities	0.2	1,512.5	—	—	1,512.7	32.2%
Corporate Debt	—	1,082.9	—	—	1,082.9	23.0%
Foreign Debt	—	221.6	—	—	221.6	4.7%
State and Local Government	—	28.2	—	—	28.2	0.6%
Other – Asset Backed	—	7.4	—	—	7.4	0.2%
Subtotal – Fixed Income	0.2	2,852.6	—	—	2,852.8	60.7%

Infrastructure (c)	—	—	—	72.2	72.2	1.5%
Real Estate (c)	—	—	—	220.4	220.4	4.7%
Alternative Investments (c)	—	—	—	444.6	444.6	9.5%
Cash and Cash Equivalents (c)	(0.4)	36.3	—	11.9	47.8	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	8.3	8.3	0.2%

Total	$661.2	$2,907.2	$—	$1,127.5	$4,695.9	100.0%

(a)	Includes investment securities loaned to borrowers under the securities lending program. See the “Investments Held in Trust for Future Liabilities” section of Note 1 for additional information.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(c)	Amounts in “Other” column represent investments for which fair value is measured using net asset value per share.

Pension Plan Assets Level 3 Reconciliation

	Infrastructure	Real Estate	Alternative Investments	Total Level 3
(in millions)
Balance as of January 1, 2017	$57.6	$254.9	$411.1	$723.6
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	—	—	—
Relating to Assets Sold During the Period	—	—	—	—
Purchases and Sales	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3 (a)	(57.6)	(254.9)	(411.1)	(723.6)
Balance as of December 31, 2017	$—	$—	$—	$—

(a)
The classification of Level 3 assets from the prior year was corrected in the current year presentation and included within the fair value hierarchy table as of December 31, 2017 as “Other” investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). Management concluded that these disclosure errors were immaterial individually and in the aggregate to all prior periods presented.

Other Postretirement Benefit Plans [Member]
Assets within Fair Value Hierarchy

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$233.3	$—	$—	$—	$233.3	15.2%
International	185.9	—	—	—	185.9	12.1%
Options	—	4.3	—	—	4.3	0.3%
Common Collective Trusts (b)	—	—	—	226.2	226.2	14.7%
Subtotal – Equities	419.2	4.3	—	226.2	649.7	42.3%

Fixed Income:
Common Collective Trust – Debt (b)	—	—	—	163.6	163.6	10.7%
United States Government and Agency Securities	0.2	181.5	—	—	181.7	11.8%
Corporate Debt	—	188.6	—	—	188.6	12.3%
Foreign Debt	—	35.0	—	—	35.0	2.3%
State and Local Government	41.8	11.8	—	—	53.6	3.5%
Other – Asset Backed	—	0.2	—	—	0.2	—%
Subtotal – Fixed Income	42.0	417.1	—	163.6	622.7	40.6%

Trust Owned Life Insurance:
International Equities	—	49.4	—	—	49.4	3.2%
United States Bonds	—	154.4	—	—	154.4	10.1%
Subtotal – Trust Owned Life Insurance	—	203.8	—	—	203.8	13.3%

Cash and Cash Equivalents (b)	54.4	—	—	4.8	59.2	3.9%
Other – Pending Transactions and Accrued Income (a)	—	—	—	(1.2)	(1.2)	(0.1)%

Total	$515.6	$625.2	$—	$393.4	$1,534.2	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(b)	Amounts in “Other” column represent investments for which fair value is measured using net asset value per share.

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$307.1	$—	$—	$—	$307.1	17.7%
International	306.9	—	—	—	306.9	17.7%
Options	—	9.4	—	—	9.4	0.5%
Common Collective Trusts (b)	—	—	—	153.6	153.6	8.9%
Subtotal – Equities	614.0	9.4	—	153.6	777.0	44.8%

Fixed Income:
Common Collective Trust – Debt (b)	—	—	—	185.0	185.0	10.7%
United States Government and Agency Securities	—	187.4	—	—	187.4	10.8%
Corporate Debt	—	214.1	—	—	214.1	12.4%
Foreign Debt	—	40.7	—	—	40.7	2.4%
State and Local Government	49.7	16.8	—	—	66.5	3.8%
Other – Asset Backed	—	0.2	—	—	0.2	—%
Subtotal – Fixed Income	49.7	459.2	—	185.0	693.9	40.1%

Trust Owned Life Insurance:
International Equities	—	105.4	—	—	105.4	6.1%
United States Bonds	—	118.2	—	—	118.2	6.8%
Subtotal – Trust Owned Life Insurance	—	223.6	—	—	223.6	12.9%

Cash and Cash Equivalents (b)	36.7	—	—	4.2	40.9	2.4%
Other – Pending Transactions and Accrued Income (a)	—	—	—	(2.9)	(2.9)	(0.2)%

Total	$700.4	$692.2	$—	$339.9	$1,732.5	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(b)	Amounts in “Other” column represent investments for which fair value is measured using net asset value per share.